Note 10 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2018	June 30, 2019
A.	Term Loans:
	1.	Mas Shipping Co.	9,125	-
	2.	Montes Shipping Co. and Kelsen Shipping Co.	32,000	27,000
	3.	Costamare Inc.	-	-
	4.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	147,702	140,062
	5.	Raymond Shipping Co. and Terance Shipping Co.	94,135	88,678
	6.	Costamare Inc.	-	-
	7.	Uriza Shipping S.A.	28,167	26,000
	8.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	77,875	71,625
	9.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	21,280	19,680
	10.	Nerida Shipping Co.	15,375	14,475
	11.	Costamare Inc.	198,986	174,187
	12.	Singleton Shipping Co. and Tatum Shipping Co.	47,200	45,600
	13.	Reddick Shipping Co. and Verandi Shipping Co.	25,000	22,560
	14.	Costamare. Inc.	55,000	47,141
	15.	Credit Facility	-	-
	16.	Bastian Shipping Co. and Cadence Shipping Co.	-	136,000
		Total Term Loans	$751,845	$813,008
B.	Other financing arrangements		564,709	587,494
		Total long-term debt	$1,316,554	$1,400,502
		Less: Deferred financing costs	(8,148)	(8,260)
		Total long-term debt, net	1,308,406	1,392,242
		Less: Long-term debt current portion	(151,546)	(195,491)
		Add: Deferred financing costs, current portion	2,384	2,356
		Total long-term debt, non-current, net	$1,159,244	$1,199,107

Schedule of Maturities of Long-term Debt [Table Text Block]
Year ending December 31,	Amount
2019	$69,215
2020	219,177
2021	285,288
2022	85,287
2023	100,558
2024 and thereafter	640,977
Total	$1,400,502

Schedule of Financing Costs [Table Text Block]	<table cellpadding="0" cellspacing="0" style="border-collapse: collapse; font: 10pt Times New Roman, Times, Serif; min-; min-width: 700px;"> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 25%; background-color: White"> </td> <td style="width: 35%; font-weight: bold; text-align: justify; padding-bottom: 1pt">Balance, January 1, 2019</td> <td style="width: 1%; font-weight: bold; padding-bottom: 1pt"> </td> <td style="width: 1%; border-bottom: Black 1pt solid; font-weight: bold; text-align: left; border-top: Black 1pt solid">$</td> <td style="width: 12%; border-bottom: Black 1pt solid; font-weight: bold; text-align: right; border-top: Black 1pt solid"> 11,474 </td> <td style="white-space: nowrap; width: 1%; border-bottom: Black 1pt solid; font-weight: bold; text-align: left; border-top: Black 1pt solid"> </td> <td style="width: 25%; background-color: White"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="background-color: White"> </td> <td style="text-align: justify">Additions</td> <td> </td> <td style="text-align: left"> </td> <td style="text-align: right"> 1,360 </td> <td style="white-space: nowrap; text-align: left"> </td> <td style="background-color: White"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="background-color: White"> </td> <td style="text-align: justify; padding-bottom: 1pt">Amortization and write-off</td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> (1,650 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left">)</td> <td style="background-color: White"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="background-color: White"> </td> <td style="font-weight: bold; text-align: justify; padding-bottom: 1pt">Balance, June 30, 2019</td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-weight: bold; text-align: left">$</td> <td style="border-bottom: Black 1pt solid; font-weight: bold; text-align: right"> 11,184 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; font-weight: bold; text-align: left"> </td> <td style="background-color: White"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="background-color: White"> </td> <td style="font-weight: bold; text-align: justify; padding-bottom: 1pt">Less: Current portion of financing costs</td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> (3,696 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left">)</td> <td style="background-color: White"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="background-color: White"> </td> <td style="font-weight: bold; text-align: justify; padding-bottom: 2.25pt">Financing costs, non-current portion</td> <td style="font-weight: bold; padding-bottom: 2.25pt"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: left">$</td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: right"> 7,488 </td> <td style="white-space: nowrap; border-bottom: Black 2.25pt double; font-weight: bold; text-align: left"> </td> <td style="background-color: White"> </td> </tr> </table>